Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
Note 10:	Income Taxes

The Company files federal and Tennessee state income tax returns. The federal income tax returns for 2007 and later years, and the Tennessee income tax returns for 2008 and later years are still subject to federal, state, local, or non-US income tax examinations by tax authorities.

When income and expenses are recognized in different periods for tax purposes, applicable deferred taxes are provided in the consolidated financial statements.  If necessary, we recognize interest and penalties accrued relative to unrecognized tax benefits in their respective federal or state income tax accounts.  As of December 31, 2011, the Company did not have any liabilities recorded for uncertain tax positions.

Income tax expense consists of the following:

	Year Ended December 31,
	2011	2010

Current income taxes:
Federal	$1,150	$664
State	(93)	-
Deferred income taxes:
Federal	(236)	126
State	300	178
Income tax expense	$1,121	$968

A reconciliation of income tax expense at the statutory rate to the Bank's actual income tax expense is shown below:

	Year Ended December 31,
	2011		2010
	Dollars	%	Dollars	%

Computed at the statutory rate (34%)	$1,027	34.00%	$906	34.00%
Increase (decrease) resulting from:
State income taxes, net of federal effect	141	4.68	118	4.42
Tax-exempt interest income, net	(104)	(3.46)	(82)	(3.08)
Reduction of liability for uncertain tax positions	-	-	(68)	(2.55)
Other	57	1.88	94	3.53
Income tax expense	$1,121	37.10%	$968	36.32%

The tax effects of temporary differences related to deferred taxes shown on the balance sheets were:

	December 31,
	2011	2010

Deferred tax assets:
Allowance for loan losses	$1,633	$1,384
Deferred compensation	783	1,125
Net operating loss carryforward	-	213
Other-than-temporary impairment	1,874	1,874
Other	747	422
	5,037	5,018

Deferred tax liabilities:
FHLB dividends	(953)	(953)
Unrealized gains on available-for-sale securities	(1,805)	(1,597)
Depreciation	(352)	(269)
	(3,110)	(2,819)
Net deferred tax asset	$1,927	$2,199

No valuation allowance for deferred tax assets was recorded at December 31, 2011 and 2010 as management believes it is more likely than not that all of the deferred tax assets will be realized through either recoverable taxes paid in prior years or off-set of future earnings.

Retained earnings at December 31, 2011 and 2010 includes approximately $3,633 of which no provision for federal income taxes has been made.  This amount represents the tax bad debt reserve at December 31, 1987, defined as the base year reserve, which pursuant to the Tax Reform Act of 1986 was not required to be recaptured into taxable income.  If this portion of retained earnings is used in the future for any other purpose than to absorb bad debts, the amount used will be added to future taxable income. The deferred tax liability on the above amount at December 31, 2011 and 2010, if recorded, would be approximately $1,224.

As of December 31, 2010, the Company had state net operating loss carry-forward totaling $2,663 available to offset future taxable income and has been fully utilized.  On November 9, 2009, the Worker, Homeownership and Business Assistance Act was signed into law.  This act extended a five year net operating loss carryback that had previously been available to only small businesses.  The Company has filed the appropriate return with the Internal Revenue Service to carryback a federal 2008 net operating loss to 2005 resulting in the recognition of a current tax benefit of $2,290 in income taxes receivable.